Accounts and Notes Receivable (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	$ 16,616	$ 14,896
Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	9,869	8,716
Titanium [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	4,471	3,616
Platinum [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	2,860	2,839
Gold [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	1,576	1,363
Silver [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	575	441
Bronze [Member] | Retail [Member]
Breakdown of the retail portfolio by the customers' risk grade at the time of origination
Breakdown of the portfolio	$ 387	$ 457